Net (Loss) Income Per Share (Details) - Schedule of potentially dilutive securities outstanding - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Potentially Dilutive Securities Outstanding [Abstract]
Public and private warrants	4,825,000
Shares award granted	5,946,100
Total securities outstanding	10,771,100